Company Financial Information - Cash flows (Details) € / shares in Units, € in Millions, $ in Millions										12 Months Ended
	Feb. 20, 2024	Oct. 24, 2023	Jul. 25, 2023	Apr. 25, 2023	Feb. 21, 2023	Oct. 25, 2022	Sep. 29, 2022	Jul. 08, 2022 USD ($) shares	Jul. 08, 2022 EUR (€) € / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) € / shares shares	Aug. 04, 2021 € / shares
Cash generated from operating activities
Cash used in operations | $										$ 814		$ 322		$ 611
Net cash from operating activities | $										616		205		458
Cash flows from investing activities
Net cash used in investing activities | $										(378)		(595)		(691)
Cash flows from financing activities
Dividends paid (ix) | $										(263)		(251)
Repayment of borrowings | $										(83)		(110)		(5)
Treasury shares purchased | $												(35)
Net cash (outflow)/inflow from financing activities | $										$ (348)		499		$ 454
Par value | € / shares											€ 0.01		€ 0.01		€ 0.01	€ 0.01
Returning value to shareholders | $												35
Preferred shares
Cash flows from financing activities
Proceeds from share issuance								$ 260	€ 250
Preferred shares issued | shares								56,306,306	56,306,306
Dividend rate (as a percentage)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Par value | € / shares									€ 4.44
Transaction costs | $								$ 3
Ordinary shares
Cash flows from financing activities
Treasury shares purchased | $												$ (35)
Ordinary returning | shares												5,768,638	5,768,638
Returning value to shareholders | $												$ 35
Parent
Cash generated from operating activities
Cash used in operations											€ (2)		€ (4)		€ (12)
Net cash from operating activities											(2)		(4)		(12)
Cash flows from investing activities
Contribution to subsidiary undertaking															(585)
Net cash used in investing activities															(585)
Cash flows from financing activities
Proceeds from borrowings with subsidiary undertakings											246		35
Dividends paid (ix)											(244)		(244)		(11)
Proceeds from share issuance													247		561
Treasury shares purchased													(34)
Dividends received (ix)															46
Net cash (outflow)/inflow from financing activities											2		4		596
Net increase in cash and cash equivalents															(1)
Exchange gains on cash and cash equivalents															1
Dividends (paid)/received											€ 244		244		€ 11
Returning value to shareholders													34
Parent | Preferred shares
Cash flows from financing activities
Proceeds from share issuance													€ 250
Preferred shares issued | shares												56,306,306	56,306,306
Dividend rate (as a percentage)												9.00%	9.00%
Par value | € / shares													€ 4.44
Transaction costs													€ 3
Parent | Ordinary shares
Cash flows from financing activities
Treasury shares purchased												$ (34)	€ (34)
Ordinary returning | shares												5,768,638	5,768,638	0	0
Returning value to shareholders												$ 34	€ 34
Parent | Pipe investors
Cash flows from financing activities
Proceeds from issuing shares net of transaction costs															€ 585
Payment of transaction costs															€ 24